Amounts Receivable and Prepaid Expenses	12 Months Ended
Dec. 31, 2025
Amounts Receivable and Prepaid Expenses [Abstract]
Amounts receivable and prepaid expenses
5.	Amounts receivable and prepaid expenses

($000s)	December 31, 2025	December 31, 2024
HST	2,709	1,312
Prepaid expenses and other receivables	1,773	1,616
	4,482	2,928